Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,576,870,000.00
Total Fee Amount	770,165.75
Total Offset Amount	0.00
Net Fee	$ 770,165.75
Offering Table N/A
Offset Table N/A	N/A